Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0001806310
Registrant Name	Taysha Gene Therapies, Inc.
Registration File Number	333-291244
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES